Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations (Unaudited) [Abstract]
Total interest income	$ 4,390	$ 4,464	$ 4,605	$ 4,711	$ 4,945	$ 4,960	$ 5,040	$ 5,088	$ 18,170	$ 20,033	$ 21,574
Total interest expense	854	898	924	972	1,041	1,169	1,198	1,183	3,648	4,591	5,502
Net interest income	3,536	3,566	3,681	3,739	3,904	3,791	3,842	3,905	14,522	15,442	16,072
Provision for loan losses	174	60	69	1,108	100	60	116	88	1,411	364	741
Gains from the sale of assets	147	208	149	65				6
Other income	955	1,045	1,046	977	930	1,005	1,001	1,004	4,592	3,946	3,855
Other expense	3,339	3,273	3,220	3,245	3,230	3,109	3,299	3,164	13,077	12,802	12,641
Income before income taxes	1,125	1,486	1,587	428	1,504	1,627	1,428	1,663	4,626	6,222	6,545
Income Tax Expense (Benefit)	242	354	372	10	368	413	337	424	978	1,542	1,630
Net income	$ 883	$ 1,132	$ 1,215	$ 418	$ 1,136	$ 1,214	$ 1,091	$ 1,239	$ 3,648	$ 4,680	$ 4,915
Per-share data: Basic earnings	$ 0.20	$ 0.27	$ 0.29	$ 0.10	$ 0.26	$ 0.29	$ 0.26	$ 0.29	$ 0.86	$ 1.10	$ 1.14
Per-share data: Diluted earnings	$ 0.20	$ 0.27	$ 0.29	$ 0.10	$ 0.26	$ 0.29	$ 0.26	$ 0.29	$ 0.86	$ 1.10	$ 1.14
Per-share data: Cash dividends	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.21	$ 0.21	$ 0.88	$ 0.86	$ 0.82